Debt (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 23, 2021	Mar. 31, 2023	Dec. 31, 2022	Feb. 13, 2023	Dec. 22, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for loans	$ 3,250,000
Debt interest rate					10.00%
Debt face amount			$ 4,400,000	$ 109,165	$ 4,400,000		$ 119,707
Debt carry amount			179,561	549,225
Debt term loan			2,549,710	2,700,775
Debt periodic payment			626,549	620,173
Debt term loan amount			3,719,339	3,967,975		$ 1,267,199
Debt interest rate		12.00%
Interest payable			43,362
Term Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for loans	$ 3,250,000
Debt interest rate	4.00%
Debt face amount	$ 59,854		97,644
Loan initiation fees	$ 25,431		29,975	29,975
Debt carry amount			1,169,629
Debt periodic payment			404,253
Debt term loan amount			$ 2,000,000	$ 2,000,000
Debt interest rate			5.50%	5.50%
Fixed monthly payment, consisting of principal and interest			$ 38,202	$ 38,202
Maturity date			Dec. 09, 2025	Dec. 09, 2025
Interest payable			$ 16,962